Schedule of Components of Lease Expense (Details) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 01, 2023	Jan. 01, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Amortization of right-of-use operating lease asset			$ 57,852	$ 55,038	$ 224,388	$ 213,415
Lease liability expense in connection with obligation repayment			3,592	6,406	21,389	32,362
Total operating lease costs			61,444	61,444
Operating cash outflows from operating lease (obligation payment)		$ 21,773	52,373	51,461	251,403	246,538
Right-of-use asset obtained in exchange for new operating lease liability						735,197
Total operating lease costs					245,777	245,777
Avishai Vaknin [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of right-of-use operating lease asset			18,388		30,160
Lease liability expense in connection with obligation repayment			3,434		6,212
Total operating lease costs			21,822		36,372
Operating cash outflows from operating lease (obligation payment)	$ 6,955		20,865		34,775
Right-of-use asset obtained in exchange for new operating lease liability					$ 316,557